United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total: 506,393(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
STARWOOD HOTELS & RESORTS                  C   85590A20  $31,857    557240SH           SOLE                                557240
AMB PPTY CORP                              C   00163T10  $12,990    289300SH           SOLE                                289300
APARTMENT INVT & MGMT CO                   C   03748R10   $6,980    180000SH           SOLE                                180000
ARCHSTONE-SMITH TR                         C   39583109  $21,335    535115SH           SOLE                                535115
ARDEN RLTY INC                             C   3979310    $4,916    119400SH           SOLE                                119400
AVALONBAY CMNTYS INC                       C   5348410   $22,231    259400SH           SOLE                                259400
BOSTON PPTYS INC                           C   10112110  $25,164    354927SH           SOLE                                354927
BRE PPTYS INC                              C   5.56E+13   $7,182    161400SH           SOLE                                161400
CARRAMERICA RLTY CORP                      C   14441810   $6,668    185480SH           SOLE                                185480
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $15,572    346036SH           SOLE                                346036
EQUITY RESIDENTIAL                         C   29476L10  $11,381    300700SH           SOLE                                300700
ESSEX PPTY TR                              C   29717810   $6,669     74100SH           SOLE                                 74100
FEDERAL RLTY INVT TR                       C   31374720  $18,261    299700SH           SOLE                                299700
FOREST CITY ENTERPRISES INC                C   34555010   $2,812     73800SH           SOLE                                 73800
HEALTH CARE PPTY INVS INC                  C   42191510   $4,996    185100SH           SOLE                                185100
HOST MARRIOTT CORP NEW                     C   44107P10  $25,482   1507800SH           SOLE                               1507800
KILROY RLTY CORP                           C   49427F10   $2,975     53100SH           SOLE                                 53100
LASALLE HOTEL PPTYS                        C   51794210  $10,018    290800SH           SOLE                                290800
LEXINGTON CORPORATE PPTYS TR               C   52904310   $3,085    131000SH           SOLE                                131000
LIBERTY PPTY TR                            C   53117210   $4,879    114700SH           SOLE                                114700
MACERICH CO                                C   55438210  $21,086    324700SH           SOLE                                324700
MACK CALI RLTY CORP                        C   55448910  $11,190    249000SH           SOLE                                249000
PAN PAC RETAIL PPTYS INC                   C   69806L10  $19,190    291200SH           SOLE                                291200
POST PPTYS INC                             C   73746410   $3,215     86300SH           SOLE                                 86300
PRENTISS PPTYS TR                          C   74070610   $5,501    135500SH           SOLE                                135500
PROLOGIS TR                                C   74341010  $20,200    455869SH           SOLE                                455869
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,180    113100SH           SOLE                                113100
PUBLIC STORAGE INC                         C   74460D10  $22,452    335100SH           SOLE                                335100
REGENCY CTRS CORP                          C   75884910  $21,523    374635SH           SOLE                                374635
SIMON PPTY GROUP INC NEW                   C   82880610  $33,723    454981SH           SOLE                                454981
SL GREEN RLTY CORP                         C   78440X10  $16,343    239700SH           SOLE                                239700
SUNSTONE HOTEL INVS INC NEW                C   86789210   $7,558    309900SH           SOLE                                309900
TAUBMAN CTRS INC                           C   87666410  $17,410    549200SH           SOLE                                549200
VORNADO RLTY TR                            C   92904210  $20,009    231000SH           SOLE                                231000
BROOKFIELD PPTYS CORP                      C   11290010  $12,254    415800SH           SOLE                                415800
SUN CMNTYS INC                             C   86667410   $4,080    124540SH           SOLE                                124540
TRIZEC PPTYS INC                           C   89687P10  $20,026    868450SH           SOLE                                868450





</SEC-DOCUMENT>